JPMorgan SmartRetirement® 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 89.1%
Alternative Assets — 1.5%
JPMorgan Realty Income Fund Class R6 Shares (a)	3,010	48,002

Fixed Income — 58.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	68,574	822,199
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	7,735	61,108
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	7,768	60,904
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	4,731	42,390
JPMorgan High Yield Fund Class R6 Shares (a)	15,428	112,779
JPMorgan Income Fund Class R6 Shares (a)	9,401	89,312
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	22,226	243,597
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	47,720	469,085

Total Fixed Income		1,901,374

International Equity — 13.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,228	51,062
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,515	51,642
JPMorgan International Equity Fund Class R6 Shares (a)	9,810	208,558
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	5,360	110,466

Total International Equity		421,728

U.S. Equity — 15.6%
JPMorgan Equity Income Fund Class R6 Shares (a)	7,495	168,252
JPMorgan Large Cap Value Fund Class R6 Shares (a)	1,699	32,749
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	317	24,139
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	258	7,577
JPMorgan Small Cap Value Fund Class R6 Shares (a)	312	10,531
JPMorgan U.S. Equity Fund Class R6 Shares (a)	11,971	261,453

Total U.S. Equity		504,701

TOTAL INVESTMENT COMPANIES (Cost $2,466,754)		2,875,805

EXCHANGE-TRADED FUNDS — 6.5%
Alternative Assets — 0.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	172	16,527

Fixed Income — 4.0%
JPMorgan High Yield Research Enhanced ETF (a)	2,490	129,648

U.S. Equity — 2.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	744	65,287

TOTAL EXCHANGE-TRADED FUNDS (Cost $193,695)		211,462

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $10,948)	10,902	10,950

	Shares (000)
SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 3.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c) (Cost $118,983)	118,983	118,983

Total Investments — 99.6% (Cost $2,790,380)		3,217,200
Other Assets Less Liabilities — 0.4%		11,399

Net Assets — 100.0%		3,228,599

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2021.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	371	12/2021	EUR	17,293	(579)
FTSE 100 Index	93	12/2021	GBP	8,825	2
S&P 500 E-Mini Index	115	12/2021	USD	24,739	(842)
U.S. Treasury 10 Year Note	1,600	12/2021	USD	210,750	(1,960)

					(3,379)

Short Contracts
MSCI EAFE E-Mini Index	(38)	12/2021	USD	(4,307)	209

					(3,170)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$211,462	$—	$—	$211,462
Investment Companies	2,875,805	—	—	2,875,805
U.S. Treasury Obligations	—	10,950	—	10,950
Short-Term Investments
Investment Companies	118,983	—	—	118,983

Total Investments in Securities	$3,206,250	$10,950	$—	$3,217,200

Appreciation in Other Financial Instruments
Futures Contracts	$211	$—	$—	$211
Depreciation in Other Financial Instruments
Futures Contracts	(3,381)	—	—	(3,381)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(3,170)	$—	$—	$(3,170)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$16,470	$—	$—	$—	$57	$16,527	172	$113	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	71,627	—	4,686	1,214	(2,868)	65,287	744	152	—
JPMorgan Core Bond Fund Class R6 Shares (a)	899,837	4,724	78,733	1,095	(4,724)	822,199	68,574	4,723	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	67,643	727	5,993	(149)	(1,120)	61,108	7,735	727	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	59,664	7,776	11,598	3,885	(8,665)	51,062	1,228	—	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	56,698	—	—	—	(5,056)	51,642	2,515	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	67,606	1,182	6,275	(174)	(1,435)	60,904	7,768	1,181	—
JPMorgan Equity Income Fund Class R6 Shares (a)	179,451	812	9,837	2,170	(4,344)	168,252	7,495	813	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	47,132	396	5,122	(264)	248	42,390	4,731	396	—
JPMorgan High Yield Fund Class R6 Shares (a)	124,668	1,442	12,991	515	(855)	112,779	15,428	1,442	—
JPMorgan High Yield Research Enhanced ETF (a)	140,677	—	10,418	46	(657)	129,648	2,490	1,405	—
JPMorgan Income Fund Class R6 Shares (a)	96,774	944	7,797	(82)	(527)	89,312	9,401	944	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	269,612	1,836	30,105	1,488	766	243,597	22,226	1,836	—
JPMorgan International Equity Fund Class R6 Shares (a)	225,439	7,146	23,142	5,947	(6,832)	208,558	9,810	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	121,591	—	10,575	1,225	(1,775)	110,466	5,360	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	105,393	126	68,996	(5,322)	1,548	32,749	1,699	126	—
JPMorgan Realty Income Fund Class R6 Shares (a)	52,285	180	5,179	1,766	(1,050)	48,002	3,010	181	—
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	512,947	1,966	44,884	1,012	(1,956)	469,085	47,720	1,966	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,462	—	—	—	(323)	24,139	317	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	8,044	—	—	—	(467)	7,577	258	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	10,797	21	—	—	(287)	10,531	312	21	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	224,449	36,086	—	—	918	261,453	11,971	456	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	103,481	242,980	227,478	—	—	118,983	118,983	7	—

Total	$3,486,747	$308,344	$563,809	$14,372	$(39,404)	$3,206,250		$16,489	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.